LEASE - Operating leases - Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Maturities of operating leases
2020	$ 18,953
2021	12,980
2022	4,666
2023	2,541
2024	1,077
Thereafter	1,504
Total future minimum lease payments	$ 41,721
Year Ending December 31:
2019		$ 18,287
2020		11,790
2021		9,379
2022		2,485
2023		838
Thereafter		7,743
Total future minimum lease payments		$ 50,522